Note 7 - Risk Management - Maximum Credit Risk Exposure (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 749,524,000,000		€ 763,082,000,000
Financial Assets Held For Trading [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	68,074,636,000	€ 69,503,000,000	59,581,000,000
Debt securities Financial Assets Held for trading [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	23,969,936,000	26,309,000,000	25,577,000,000
Equity Instruments Financial Assets Held for trading [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	11,457,612,000	8,892,000,000	5,254,000,000
Loans and Advances to Customers Financial Assets Held for trading [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,647,000,000	34,303,000,000	28,750,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,198,000,000	5,557,000,000	5,135,000,000
Loans and Advances Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	709,000,000	1,120,000,000	1,803,000,000
Debt Securities Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	356,000,000	110,000,000	237,000,000
Equity Instruments Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	4,133,000,000	4,327,000,000	3,095,000,000
Financial assets designated at fair value throught profit or loss [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,117,000,000	1,214,000,000	1,313,000,000
Derivatives tradings and hedging [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	46,302,000,000	39,462,000,000	38,249,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	69,537,000,000	61,293,000,000	56,365,000,000
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	68,404,000,000	58,841,000,000	53,737,000,000
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	67,995,000,000	58,590,000,000	53,734,000,000
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	410,000,000	250,000,000	3,000,000
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0	0
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,100,000,000	2,420,000,000	2,595,000,000
Loans And Advances To Credit Iinstitutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	33,000,000	33,000,000	33,000,000
Loans And Advances To Credit Iinstitutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	33,000,000	33,000,000	33,000,000
Loans And Advances To Credit Iinstitutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0	0
Loans And Advances To Credit Iinstitutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0	0
Financial Assets At Amortised Cost Member | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	379,857,000,000	451,640,000,000	431,927,000,000
Financial Assets At Amortised Cost Member | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	334,552,000,000	402,024,000,000	384,632,000,000
Financial Assets At Amortised Cost Member | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	30,607,000,000	33,624,000,000	30,902,000,000
Financial Assets At Amortised Cost Member | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	14,698,000,000	15,993,000,000	16,394,000,000
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	6,229,000,000	4,285,000,000	3,947,000,000
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	6,229,000,000	4,285,000,000	3,947,000,000
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0	0
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0	0
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	14,591,000,000	13,664,000,000	9,175,000,000
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	14,565,000,000	13,500,000,000	9,131,000,000
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	20,000,000	158,000,000	34,000,000
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	6,000,000	6,000,000	10,000,000
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	323,252,000,000	394,763,000,000	386,225,000,000
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	277,998,000,000	345,449,000,000	339,204,000,000
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	30,581,000,000	33,360,000,000	30,673,000,000
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	14,672,000,000	15,954,000,000	16,348,000,000
Debt securities Financial Assets At Amortised Cost [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	35,785,000,000	38,930,000,000	32,580,000,000
Debt securities Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	35,759,000,000	38,790,000,000	32,350,000,000
Debt securities Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	6,000,000	106,000,000	195,000,000
Debt securities Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	20,000,000	33,000,000	35,000,000
Total Financial Assets Risk [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	570,084,000,000	628,670,000,000	592,571,000,000
Total Financial Assets Risk [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Total Financial Assets Risk [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Total Financial Assets Risk [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Total Loan Commitments and Financial Guarantees [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	179,440,000,000	181,116,000,000	170,511,000,000
Total Loan Commitments and Financial Guarantees [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	165,726,000,000	169,663,000,000	161,404,000,000
Total Loan Commitments and Financial Guarantees [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	12,682,000,000	10,452,000,000	8,120,000,000
Total Loan Commitments and Financial Guarantees [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,032,000,000	1,001,000,000	987,000,000
Loan Commitments Granted Member [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	132,584,000,000	130,923,000,000	118,959,000,000
Loan Commitments Granted Member [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	124,104,000,000	123,707,000,000	113,403,000,000
Loan Commitments Granted Member [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	8,214,000,000	6,945,000,000	5,308,000,000
Loan Commitments Granted Member [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	265,000,000	270,000,000	247,000,000
Financial Guarantees Granted Member [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	10,665,000,000	10,984,000,000	16,454,000,000
Financial Guarantees Granted Member [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	9,208,000,000	9,804,000,000	14,902,000,000
Financial Guarantees Granted Member [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,168,000,000	955,000,000	1,220,000,000
Financial Guarantees Granted Member [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	290,000,000	224,000,000	332,000,000
Other Commitments Granted Member [Member] | Total Member
Credit Exposure Line Items
Maximum Exposure To Credit Risk	36,190,000,000	39,209,000,000	35,098,000,000
Other Commitments Granted Member [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,414,000,000	36,151,000,000	33,099,000,000
Other Commitments Granted Member [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	3,300,000,000	2,552,000,000	1,591,000,000
Other Commitments Granted Member [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 477,000,000	€ 506,000,000	€ 408,000,000